Preparation Basis and Presentation of Financial Statements	12 Months Ended
Dec. 31, 2025
Preparation Basis and Presentation of Financial Statements [Abstract]
Preparation basis and presentation of financial statements
2.	Preparation basis and presentation of financial statements

a.	Statements of conformity regarding IFRS

These consolidated financial statements have been prepared in accordance with IFRS Accounting Standards as issued by the International Accounting Standards Board (“IFRS Accounting Standards”)

The Group’s financial statements were approved for issuance by Board of Directors on April 30, 2026.

b.	Functional and presentation currency

Financial statements are presented in thousands of Reais, which is the functional currency of the Group.

Transactions in foreign currencies are converted into functional currency by using foreign exchange rates prevailing on the transaction or valuation dates when the items are remeasured. Exchange gains and losses resulting from the settlement of those transactions and from the translation at year-end exchange rates referring to monetary assets and liabilities in foreign currencies, are recognized in the statements of profit or loss in the “Interest revenues and gains on financial instruments” or “Interest expenses and losses on financial instruments” captions.

Exchange gains and losses resulting from the settlement of those transactions and from the conversion at each period-end exchange rate translation of monetary assets and liabilities in foreign currencies, are recognized in financial statements as interest revenues or expenses and gains on financial instruments. For investments abroad that have a functional currency other than the Real, the effects of the translation are recorded in shareholders’ equity under “Other Comprehensive Income”.

c.	Consolidated financial statements

In the consolidation, intercompany balances and transactions were eliminated through the following procedures: a) elimination of asset and liability account balances between consolidated companies; b) elimination of the Group’s investment balances with the balances of capital, reserve and retained earnings (losses) of the subsidiaries.

We highlight the direct and indirect subsidiaries included in the consolidated financial statements:

			% interest
	Line of business	Country	12/31/2025(1)	12/31/2024(1)
Direct subsidiaries
BR Partners Assessoria Financeira Ltda.	Rendering of Services	Brazil	99.99	99.99
BR Partners Gestão de Recursos Ltda.	Rendering of Services	Brazil	99.99	99.99
BR Partners Participações Financeiras Ltda.	Financial holding company	Brazil	99.99	99.99
BR Partners Mercados de Capitais Ltda.	Rendering of Services	Brazil	99.99	99.99
BR Partners Assessoria em Soluções de Capital Ltda. (3)	Rendering of Services	Brazil	99.99	99.99
BR Partners Assessoria Financeira Rio de Janeiro (4)	Rendering of Services	Brazil	100	-
Indirect subsidiaries
BR Partners Banco de Investimento S.A.	Investment bank	Brazil	99.99	99.99
BR Partners Europe B.V.	Rendering of Services	Netherlands	100	100
BR Partners Corretora de Seguro Ltda.	Rendering of Services	Brazil	99.99	99.99
Investment funds (2)
Total Fundo de Investimento Multimercado Investimento no Exterior - Crédito Privado	Investment fund	Brazil	100	100
BR Partners Capital	Investment fund	Little Cayman	100	100

(1)	Percentages below 100% refer to the interest of BR Partners Holdco Participações S.A. (Holding).
(2)	Investment funds in which the Group substantially assumes or retains risks and rewards were consolidated.
(3)	On June 16, 2025, the corporate name of BR Partners Assessoria em Reestruturação Financeira Ltda. was changed to BR Partners Assessoria em Soluções de Capital Ltda.
(4)	The subsidiary was incorporated in the third quarter of 2025, headquartered in Rio de Janeiro, with the corporate purpose of providing business management consulting services.